Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parenthetical) [Abstract]
Issuance of common stock for redemption of trust-preferred securities (in shares)		19,545,360
Surrender of common stock to facilitate vesting of restricted stock, (in shares)	859	70,773
Reversal of compensation expense relating to forfeited restricted common stock and stock options (in shares)	500	42,600